Subsequent Event - Additional Information (Detail)	Feb. 04, 2019
Subsequent Event [Member] | Soleno Therapeutics Europe Limited [Member] | Ireland [Member]
Subsequent Event [Line Items]
Wholly owned subsidiary formation date	Feb. 04, 2019